(Loss)/earnings and dividends per share (Tables)	12 Months Ended
Jun. 30, 2024
(Loss)/earnings and dividends per share
Schedule of (loss)/earnings and dividends per share

	2024	2023	2022
for the year ended 30 June	Rand	Rand	Rand
Attributable to owners of Sasol Limited
Basic (loss)/earnings per share	(69,94)	14,00	62,34
Headline earnings per share	18,19	53,75	47,58
Diluted (loss)/earnings per share	(69,94)	13,02	61,36
Diluted headline earnings per share	16,73	50,76	46,83
Dividends per share	2,00	17,00	14,70
interim	2,00	7,00	—
final*	—	10,00	14,70
*	Declared subsequent to 30 June and presented for information purposes only.

		2024	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm
(Loss)/earnings and headline earnings
(Loss)/earnings attributable to owners of Sasol Limited		(44 271)	8 799	38 956
Total remeasurement items for the Group, net of tax	8	55 784	24 978	(9 221)
Headline earnings attributable to owners of Sasol Limited		11 513	33 777	29 735

	Number of shares
	2024	2023	2022
for the year ended 30 June	million	million	million
Basic weighted average number of shares
Issued shares	648,5	640,7	635,7
Effect of treasury shares held	(13,1)	(10,4)	(10,2)
Effect of weighting of the long-term incentive scheme shares vested during the year	(2,4)	(1,9)	(0,5)
Effect of Sasol Khanyisa Tier 2 options exercised	—	—	(0,1)
Basic weighted average number of shares for EPS and HEPS	633,0	628,4	624,9

	2024	2023	2022
for the year ended 30 June	Rm	Rm	Rm
Diluted (loss)/earnings
(Loss)/earnings attributable to owners of Sasol Limited	(44 271)	8 799	38 956
Impact of convertible bonds*	(136)	(179)	—
Diluted (loss)/earnings attributable to owners of Sasol Limited	(44 407)	8 620	38 956
*

Due to the net loss attributable to shareholders in 2024, the impact of including the potential dilutive effect of the share options attributable to the convertible bonds had an anti-dilutive effect on the loss per share and were therefore not taken into account in the current year calculation of DEPS.

	2024	2023	2022
for the year ended 30 June	Rm	Rm	Rm
Diluted headline earnings
Headline earnings attributable to owners of Sasol Limited	11 513	33 777	29 735
Impact of convertible bonds	(136)	(179)	—
Diluted headline earnings attributable to owners of Sasol Limited	11 377	33 598	29 735

	Number of shares
	2024	2023	2022
for the year ended 30 June	million	million	million
Diluted weighted average number of shares
Weighted average number of shares	633,0	628,4	624,9
Potential dilutive effect of convertible bonds*	39,9	24,2	—
Potential dilutive effect of long-term incentive scheme*	7,0	9,3	9,9
Potential dilutive effect of Sasol Khanyisa Tier 1	—	—	0,1
Diluted weighted average number of shares for DEPS and DHEPS	679,9	661,9	634,9
*

Due to the net loss attributable to shareholders in 2024, the impact of including the potential dilutive effect of the share options attributable to the convertible bonds and the long-term incentive scheme had an anti-dilutive effect on the loss per share and were therefore not taken into account in the current year calculation of DEPS.